General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of General and Administrative Expense

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Corporate administrative costs	3,406	3,036	1,366	5,035
Employee costs	3,215	2,824	738	2,998
Professional fees	1,603	2,144	836	8,374
	8,224	8,004	2,940	16,407
Depreciation	79	70	29	72
Share-based compensation	2,338	2,806	1,078	3,146
	10,641	10,880	4,047	19,625